RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended			0 Months Ended			3 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011	Dec. 30, 2012 Unsecured Subordinated Promissory Notes [Member] Note	Dec. 21, 2012 Unsecured Subordinated Promissory Notes [Member]	Sep. 21, 2012 Unsecured Subordinated Promissory Notes [Member]	Dec. 29, 2013 Unsecured Subordinated Promissory Notes [Member] Judith Abert Meissner Marital Trust [Member] Note	Dec. 30, 2012 Unsecured Subordinated Promissory Notes [Member] Judith Abert Meissner Marital Trust [Member] Note	Dec. 29, 2013 Unsecured Subordinated Promissory Notes [Member] Mr. Meissner [Member] Note	Sep. 30, 2013 Subordinated Promissory Notes [Member] Note	Dec. 21, 2012 Subordinated Promissory Notes [Member] Note	Dec. 21, 2013 Subordinated Promissory Notes [Member]	Sep. 23, 2012 Class C [Member]	Dec. 30, 2012 Class C [Member]	Dec. 29, 2013 Class B [Member] Judith Abert Meissner Marital Trust [Member] Minimum [Member]
Related Party Transaction [Line Items]
Stock repurchased during period (in shares)		3,264											3,264	3,264
Payments for repurchase of common stock	$ 0	$ 6,246	$ 0							$ 2,655			$ 6,246	$ 6,246
Number of promissory notes issued				15			6	1	3	8	1
Aggregate principal amount of promissory notes				25,599	8,324	1,340	9,664	7,617	752	13,279		2,000
Interest rate of notes issued (in hundredths)				7.25%
Beneficial ownership percentage (in hundredths)															5.00%
Frequency of periodic payment		equal annual installments on September 30 of each of 2014, 2015, 2016, 2017 and 2018
Related party transaction amounts		$ 2,042